First Trust Mortgage Income Fund (FMY)
Portfolio of Investments
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES – 49.4%
	Collateralized Mortgage Obligations – 45.3%
	Accredited Mortgage Loan Trust
$282,718	Series 2003-2, Class A1	4.98%	10/01/33	$298,367
	ACE Securities Corp. Home Equity Loan Trust
818,583	Series 2006-ASAP6, Class A2D, 1 Mo. LIBOR + 0.22% (a)	1.88%	12/25/36	410,290
	Asset Backed Securities Corp Home Equity Loan Trust
152,653	Series 2005-HE4, Class M4, 1 Mo. LIBOR + 0.95% (a)	2.61%	05/25/35	153,517
	Banc of America Funding Corp.
32,159	Series 2008-R2, Class 1A4 (b)	6.00%	09/01/37	32,363
	Banc of America Mortgage Trust
49,337	Series 2002-L, Class 1A1 (c)	3.25%	12/01/32	43,181
139,773	Series 2005-A, Class 2A1 (c)	4.10%	02/01/35	142,756
	Chase Mortgage Finance Trust
110,274	Series 2007-A1, Class 1A3 (c)	4.45%	02/01/37	113,412
	Citigroup Mortgage Loan Trust
193,307	Series 2005-6, Class A1, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10% (a)	3.84%	09/01/35	194,976
42,698	Series 2009-10, Class 1A1 (b) (c)	4.33%	09/01/33	44,028
479,513	Series 2012-7, Class 10A2 (b) (c)	4.72%	09/01/36	469,828
	COLT Mortgage Loan Trust
110,528	Series 2018-1, Class A1 (b)	2.93%	02/01/48	110,980
	Countrywide Home Loan Mortgage Pass-Through Trust
252,979	Series 2003-46, Class 2A1 (c)	3.89%	01/01/34	256,706
88,096	Series 2005-HYB3, Class 2A6B (c)	4.15%	06/01/35	91,141
231,297	Series 2006-21, Class A8	5.75%	02/01/37	194,751
409,263	Series 2006-HYB5, Class 3A1A (c)	4.10%	09/01/36	362,025
	Credit Suisse First Boston Mortgage Securities Corp.
339,750	Series 2004-AR2, Class 1A1 (c)	4.08%	03/01/34	349,638
125,046	Series 2004-AR8, Class 6A1 (c)	4.04%	09/01/34	127,141
100,277	Series 2005-5, Class 3A2, 1 Mo. LIBOR + 0.30% (a)	1.96%	07/25/35	97,728
	Credit Suisse Mortgage Trust
13,161	Series 2011-12R, Class 3A1 (b) (c)	3.82%	07/27/36	13,257
20,420	Series 2014-11R, Class 9A1, 1 Mo. LIBOR + 0.14% (a) (b)	1.93%	10/27/36	20,451
380,075	Series 2017-FHA1, Class A1 (b) (c)	3.25%	04/01/47	386,914
	Deutsche ALT-A Securities, Inc., Mortgage Loan Trust
2,734	Series 2003-3, Class 3A1	5.00%	10/25/33	2,733
	DSLA Mortgage Loan Trust
515,494	Series 2004-AR3, Class 2A2A, 1 Mo. LIBOR + 0.74% (a)	2.39%	07/19/44	510,471
598,767	Series 2007-AR1, Class 2A1A, 1 Mo. LIBOR + 0.14% (a)	1.79%	04/19/47	584,269
	Galton Funding Mortgage Trust
262,749	Series 2018-2, Class A41 (b)	4.50%	10/01/58	269,295
	GSR Mortgage Loan Trust
7,445	Series 2003-10, Class 1A12 (c)	4.64%	10/01/33	7,633
175,972	Series 2005-AR1, Class 4A1 (c)	3.18%	01/01/35	177,203
	Harborview Mortgage Loan Trust
327,271	Series 2004-6, Class 3A1 (c)	4.37%	08/01/34	331,794
	Home Equity Asset Trust
33,480	Series 2005-3, Class M4, 1 Mo. LIBOR + 0.64% (a)	2.30%	08/25/35	33,772
482,041	Series 2005-9, Class M1, 1 Mo. LIBOR + 0.41% (a)	2.07%	04/25/36	483,125
	Impac CMB Trust
165,845	Series 2004-6, Class 1A2, 1 Mo. LIBOR + 0.78% (a)	2.44%	10/25/34	166,927
	IXIS Real Estate Capital Trust
1,080,693	Series 2007-HE1, Class A3, 1 Mo. LIBOR + 0.16% (a)	1.82%	05/25/37	390,093
	JP Morgan Mortgage Trust
760,643	Series 2005-ALT1, Class 4A1 (c)	4.41%	10/01/35	716,253
513,635	Series 2006-A2, Class 4A1 (c)	4.69%	08/01/34	539,491

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	JP Morgan Mortgage Trust (Continued)
$129,822	Series 2006-A2, Class 5A3 (c)	4.11%	11/01/33	$135,834
84,429	Series 2014-2, Class 1A1 (b)	3.00%	06/01/29	85,919
	MASTR Adjustable Rate Mortgages Trust
32,966	Series 2004-13, Class 3A7B, US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00% (a)	3.57%	11/01/34	33,994
	MASTR Alternative Loan Trust
3,584,276	Series 2006-2, Class 2A3, 1 Mo. LIBOR + 0.35% (a)	2.01%	03/25/36	529,729
	MASTR Asset Backed Securities Trust
771,442	Series 2006-HE5, Class A3, 1 Mo. LIBOR + 0.16% (a)	1.82%	11/25/36	541,748
1,234,330	Series 2006-NC2, Class A3, 1 Mo. LIBOR + 0.11% (a)	1.77%	08/25/36	679,726
563,412	Series 2006-NC2, Class A5, 1 Mo. LIBOR + 0.24% (a)	1.90%	08/25/36	320,075
	MASTR Asset Securitization Trust
12,885	Series 2003-11, Class 5A2	5.25%	12/01/23	12,962
51,581	Series 2003-11, Class 6A16	5.25%	12/01/33	52,313
	Mellon Residential Funding Corp. Mortgage Pass-Through Trust
244,261	Series 2001-TBC1, Class A1, 1 Mo. LIBOR + 0.70% (a)	2.38%	11/15/31	248,549
219,141	Series 2002-TBC2, Class A, 1 Mo. LIBOR + 0.86% (a)	2.54%	08/15/32	218,016
	Meritage Mortgage Loan Trust
2,469	Series 2004-2, Class M3, 1 Mo. LIBOR + 0.98% (a)	2.64%	01/25/35	2,334
	Mill City Mortgage Trust
314,000	Series 2017-2, Class M2 (b)	3.25%	07/01/59	333,529
	Morgan Stanley Mortgage Loan Trust
374,607	Series 2004-7AR, Class 2A6 (c)	4.08%	09/01/34	390,366
	MortgageIT Trust
211,997	Series 2005-2, Class 2A, 1 Mo. LIBOR + 1.65% (a)	3.43%	05/01/35	218,294
	New Residential Mortgage Loan Trust
470,465	Series 2014-2A, Class A2 (b)	3.75%	05/01/54	490,042
562,813	Series 2016-1A, Class A1 (b)	3.75%	03/01/56	592,270
434,313	Series 2016-3A, Class A1 (b)	3.75%	09/01/56	456,597
	Nomura Asset Acceptance Corporation
807,274	Series 2004-AR4, Class M1, 1 Mo. LIBOR + 1.10% (a)	2.76%	12/25/34	825,827
	Nomura Resecuritization Trust
1,204,391	Series 2015-6R, Class 2A4 (b) (c)	6.08%	01/02/37	1,001,068
	Oakwood Mortgage Investors, Inc.
140,854	Series 2001-B, Class A2, 1 Mo. LIBOR + 0.38% (a) (b)	2.04%	08/15/30	140,594
	Provident Funding Mortgage Loan Trust
53,923	Series 2004-1, Class 1A1 (c)	4.70%	04/01/34	54,626
84,718	Series 2005-1, Class 1A1 (c)	4.30%	05/01/35	86,577
	Residential Accredit Loans, Inc.
128,042	Series 2006-QO1, Class 2A1, 1 Mo. LIBOR + 0.27% (a)	1.93%	02/25/46	97,397
1,321,748	Series 2006-QS6, Class 1AV, IO (c)	0.76%	06/01/36	34,839
	Residential Asset Securitization Trust
28,061	Series 2004-A3, Class A7	5.25%	06/01/34	28,785
	Saxon Asset Securities Trust
822,399	Series 2007-2, Class A2D, 1 Mo. LIBOR + 0.30% (a)	1.96%	05/25/47	687,375
	Seasoned Credit Risk Transfer Trust
1,315,000	Series 2017-2, Class M1 (b)	4.00%	08/01/56	1,339,198
	Sequoia Mortgage Trust
630,222	Series 2017-CH2, Class A10 (b)	4.00%	12/01/47	637,394
173,689	Series 2018-CH2, Class A12 (b)	4.00%	06/01/48	176,025
	Structured Adjustable Rate Mortgage Loan Trust
251,160	Series 2004-2, Class 4A2 (c)	3.96%	03/01/34	256,568

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
$42,419	Series 2001-SB1, Class A2	3.38%	08/01/31	$41,841
	Thornburg Mortgage Securities Trust
225,988	Series 2003-4, Class A1, 1 Mo. LIBOR + 0.64% (a)	2.30%	09/25/43	230,770
	Towd Point Mortgage Trust
618,334	Series 2015-1, Class AES (b)	3.00%	10/01/53	622,408
949,471	Series 2015-2, Class 2A1 (b)	3.75%	11/01/57	958,918
754,694	Series 2015-3, Class A1B (b)	3.00%	03/01/54	759,276
71,455	Series 2015-6, Class A1 (b)	3.50%	04/01/55	72,863
783,702	Series 2016-1, Class A3B (b)	3.00%	02/01/55	790,612
1,045,000	Series 2016-2, Class M2 (b)	3.00%	08/01/55	1,055,003
173,906	Series 2016-4, Class A1 (b)	2.25%	07/01/56	174,332
611,652	Series 2017-3, Class A3 (b) (c)	2.79%	07/01/57	622,881
	Wachovia Mortgage Loan Trust, LLC
154,296	Series 2006-A, Class 3A1 (c)	4.50%	05/01/36	155,817
	WaMu Mortgage Pass-Through Certificates
171,237	Series 2003-AR5, Class A7 (c)	4.66%	06/01/33	175,955
265,488	Series 2004-AR1, Class A (c)	4.78%	03/01/34	272,195
333,120	Series 2004-AR10, Class A1B, 1 Mo. LIBOR + 0.42% (a)	2.08%	07/25/44	333,050
280,049	Series 2004-AR13, Class A1A, 1 Mo. LIBOR + 0.72% (a)	2.38%	11/25/34	283,524
47,597	Series 2004-AR3, Class A2 (c)	4.49%	06/01/34	48,757
389,494	Series 2005-AR1, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.30%	01/25/45	390,182
524,690	Series 2005-AR11, Class A1A, 1 Mo. LIBOR + 0.32% (a)	1.98%	08/25/45	526,462
562,121	Series 2005-AR6, Class 2A1A, 1 Mo. LIBOR + 0.46% (a)	2.12%	04/25/45	562,897
208,182	Series 2005-AR9, Class A1A, 1 Mo. LIBOR + 0.64% (a)	2.30%	07/25/45	207,961
341,890	Series 2006-AR2, Class 1A1 (c)	3.90%	03/01/36	337,366
	Washington Mutual Alternative Mortgage Pass-Through Certificates
20,252	Series 2007-5, Class A11, 1 Mo. LIBOR x -6 + 39.48% (d)	29.51%	06/25/37	41,577
	Washington Mutual MSC Mortgage Pass-Through Certificates
273,101	Series 2004-RA1, Class 2A	7.00%	03/01/34	292,827
	WinWater Mortgage Loan Trust
439,249	Series 2015-3, Class B1 (b) (c)	3.90%	03/01/45	463,323
285,079	Series 2015-5, Class A5 (b)	3.50%	08/01/45	288,116
				28,543,992
	Commercial Mortgage-Backed Securities – 4.1%
	Hudsons Bay Simon JV Trust
510,000	Series 2015-HBFL, Class DFL, 1 Mo. LIBOR + 3.90% (a) (b)	5.60%	08/05/34	511,040
	Morgan Stanley Capital I Trust
1,787,000	Series 2017-CLS, Class D, 1 Mo. LIBOR + 1.40% (a) (b)	3.08%	11/15/34	1,789,295
	UBS-Barclays Commercial Mortgage Trust
12,538,022	Series 2013-C5, Class XA, IO (b) (c)	1.09%	03/01/46	293,019
				2,593,354
	Total Mortgage-Backed Securities			31,137,346
	(Cost $31,301,155)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES – 47.2%
	Collateralized Mortgage Obligations – 31.8%
	Federal Home Loan Mortgage Corp.
415	Series 1007, Class H, 1 Mo. LIBOR x -1.35 + 20.88% (d)	18.62%	10/15/20	421
17,632	Series 1394, Class ID, Cost of Funds 11th District of San Fransisco x -4.67 + 44.56%, Capped at 9.57% (d)	9.57%	10/15/22	19,117
18,162	Series 2303, Class SW, Cost of Funds 11th District of San Fransisco x -15.87 + 121.11%, Capped at 10.00% (d)	10.00%	03/01/24	2,578

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal Home Loan Mortgage Corp. (Continued)
$67,298	Series 2334, Class QS, 1 Mo. LIBOR x -3.5 + 28.18% (d)	22.31%	07/15/31	$101,679
273,745	Series 2439, Class XI, IO, if 1 Mo. LIBOR x -1 + 7.74% is less than 7.50%, then 6.50%, otherwise 0.00% (d)	6.50%	03/01/32	49,671
606,828	Series 2807, Class SB, IO, 1 Mo. LIBOR x -1 + 7.45% (d)	5.77%	11/15/33	99,134
437,986	Series 2973, Class SX, IO, 1 Mo. LIBOR x -1 + 6.60%, Capped at 1.60% (d)	1.60%	05/15/35	716
1,474,736	Series 2975, Class SJ, IO, 1 Mo. LIBOR x -1 + 6.65% (d)	4.97%	05/15/35	227,935
294,180	Series 3012, Class GK, 1 Mo. LIBOR x -4.5 + 24.75% (d)	17.21%	06/15/35	508,941
230,002	Series 3108, Class QZ	6.00%	02/01/36	342,700
13,874	Series 3195, Class SX, 1 Mo. LIBOR x -6.5 + 46.15% (d)	35.25%	07/15/36	50,222
313,176	Series 3210, Class ZA	6.00%	09/01/36	410,985
142,253	Series 3410, Class HC	5.50%	02/01/38	159,793
103,175	Series 3451, Class SB, IO, 1 Mo. LIBOR x -1 + 6.03% (d)	4.35%	05/15/38	11,776
478,512	Series 3471, Class SD, IO, 1 Mo. LIBOR x -1 + 6.08% (d)	4.40%	12/15/36	76,202
227,735	Series 3784, Class BI, IO	3.50%	01/01/21	2,908
250,000	Series 3797, Class KB	4.50%	01/01/41	294,749
57,533	Series 3898, Class NI, IO	5.00%	07/01/40	536
559,931	Series 3985, Class GI, IO	3.00%	10/01/26	21,989
49,786	Series 4021, Class IP, IO	3.00%	03/01/27	2,984
726,818	Series 4057, Class YI, IO	3.00%	06/01/27	53,798
1,371,162	Series 4082, Class PI, IO	3.00%	06/01/27	96,748
839,263	Series 4206, Class IA, IO	3.00%	03/01/33	93,175
962,500	Series 4258, Class CO	(e)	06/01/43	820,934
475,883	Series 4615, Class GT, 1 Mo. LIBOR x -4 + 16.00%, Capped at 4.00% (d)	4.00%	10/15/42	493,262
5,286,559	Series 4619, Class IB, IO	4.00%	12/01/47	314,334
	Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
50,222	Series T-56, Class APO	(e)	05/01/43	46,971
	Federal Home Loan Mortgage Corp., STRIPS
78,854	Series 177, IO	7.00%	06/17/26	11,201
641,691	Series 243, Class 2, IO	5.00%	11/01/35	110,161
4,406,125	Series 303, Class C17, IO	3.50%	01/01/43	655,707
	Federal National Mortgage Association
72,280	Series 1996-46, Class ZA	7.50%	11/01/26	80,481
271,931	Series 1997-85, Class M, IO	6.50%	12/01/27	24,695
47,912	Series 2002-80, Class IO, IO	6.00%	09/01/32	6,753
88,894	Series 2003-15, Class MS, IO, 1 Mo. LIBOR x -1 + 8.00% (d)	6.34%	03/25/33	14,670
115,503	Series 2003-44, Class IU, IO	7.00%	06/01/33	27,301
670,465	Series 2003-62, Class PO	(e)	07/01/33	613,930
583,259	Series 2004-49, Class SN, IO, 1 Mo. LIBOR x -1 + 7.10% (d)	5.44%	07/25/34	101,172
17,394	Series 2004-74, Class SW, 1 Mo. LIBOR x -2 + 15.50% (d)	12.18%	11/25/31	23,253
406,433	Series 2004-W10, Class A6	5.75%	08/01/34	455,940
273,214	Series 2005-122, Class SN, 1 Mo. LIBOR x -4 + 28.60% (d)	21.96%	01/25/36	484,511
27,956	Series 2005-59 SU, 1 Mo. LIBOR x -5 + 25.50% (d)	17.20%	06/25/35	43,296
103,281	Series 2005-6, Class SE, IO, 1 Mo. LIBOR x -1 + 6.70% (d)	5.04%	02/25/35	19,124
414,731	Series 2005-74, Class NZ	6.00%	09/01/35	547,027
225,426	Series 2006-105, Class ZA	6.00%	11/01/36	310,392
747,642	Series 2006-5, Class 3A2, 1 Mo. LIBOR + 2.08% (a)	4.24%	05/01/35	786,501
65,295	Series 2007-100, Class SM, IO, 1 Mo. LIBOR x -1 + 6.45% (d)	4.79%	10/25/37	11,553
236,142	Series 2007-30, Class ZM	4.25%	04/01/37	282,275
302,235	Series 2007-37, Class SB, IO, 1 Mo. LIBOR x -1 + 6.75% (d)	5.09%	05/25/37	62,339
294,177	Series 2008-17, Class BE	5.50%	10/01/37	368,364
182,000	Series 2008-2, Class PH	5.50%	02/01/38	225,842

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	Federal National Mortgage Association (Continued)
$494,000	Series 2009-28, Class HX	5.00%	05/01/39	$615,240
186,005	Series 2009-37, Class NZ	5.71%	02/01/37	244,168
1,374,157	Series 2010-103, Class ID, IO	5.00%	09/01/40	292,646
34,052	Series 2010-104, Class CI, IO	4.00%	09/01/20	116
30,174	Series 2010-145, Class TI, IO	3.50%	12/01/20	210
86,686	Series 2010-99, Class SG, 1 Mo. LIBOR x -5 + 25.00% (d)	16.10%	09/01/40	145,683
21,899	Series 2011-5, Class IK, IO	8.00%	02/01/21	476
825,000	Series 2011-52, Class LB	5.50%	06/01/41	946,594
561,551	Series 2011-66, Class QI, IO	3.50%	07/01/21	10,352
1,948,735	Series 2011-81, Class PI, IO	3.50%	08/01/26	115,935
113,349	Series 2012-111, Class B	7.00%	10/01/42	133,169
1,587,551	Series 2012-112, Class BI, IO	3.00%	09/01/31	107,723
1,813,504	Series 2012-125, Class MI, IO	3.50%	11/01/42	256,241
22,168	Series 2012-74, Class OA	(e)	03/01/42	20,501
22,168	Series 2012-75, Class AO	(e)	03/01/42	20,445
149,284	Series 2013-132, Class SW, 1 Mo. LIBOR x -2.67 + 10.67% (d)	5.92%	01/01/44	175,928
388,433	Series 2013-28, Class AQ	2.00%	07/01/38	387,204
1,655,434	Series 2013-32, Class IG, IO	3.50%	04/01/33	192,210
427,071	Series 2013-51, Class PI, IO	3.00%	11/01/32	38,094
2,973,422	Series 2015-20, Class ES, IO, 1 Mo. LIBOR x -1 + 6.15% (d)	4.49%	04/25/45	524,505
1,080,179	Series 2015-76, Class BI, IO	4.00%	10/01/39	85,829
3,071,511	Series 2015-97, Class AI, IO	4.00%	09/01/41	239,999
168,142	Series 2016-74, Class LI, IO	3.50%	09/01/46	54,407
	Federal National Mortgage Association, STRIPS
53,066	Series 305, Class 12, IO (f)	6.50%	12/01/29	8,865
61,373	Series 355, Class 18, IO	7.50%	11/01/33	14,182
2,186,919	Series 387, Class 10, IO	6.00%	04/01/38	422,992
1,302,282	Series 406, Class 6, IO (f)	4.00%	01/01/41	193,550
	Government National Mortgage Association
355,733	Series 2004-95, Class QZ	4.50%	11/01/34	390,255
250,317	Series 2005-33, Class AY	5.50%	04/01/35	277,113
97,228	Series 2005-68, Class DP, 1 Mo. LIBOR x -2.41 + 16.43% (d)	12.41%	06/17/35	119,854
340,411	Series 2005-68, Class KI, IO, 1 Mo. LIBOR x -1 + 6.30% (d)	4.64%	09/20/35	70,284
48,546	Series 2006-28, Class VS, 1 Mo. LIBOR x -13 + 87.10% (d)	65.55%	06/20/36	149,975
535,967	Series 2007-14, Class PB	5.40%	03/01/37	589,015
85,213	Series 2007-50, Class AI, IO, 1 Mo. LIBOR x -1 + 6.78% (d)	5.12%	08/20/37	14,489
286,210	Series 2007-68, Class PI, IO, 1 Mo. LIBOR x -1 + 6.65% (d)	4.99%	11/20/37	39,320
100,000	Series 2008-2, Class HB	5.50%	01/01/38	121,152
279,000	Series 2008-32, Class JD	5.50%	04/01/38	344,475
240,172	Series 2008-73, Class SK, IO, 1 Mo. LIBOR x -1 + 6.74% (d)	5.08%	08/20/38	41,496
560,076	Series 2009-100, Class SL, IO, 1 Mo. LIBOR x -1 + 6.50% (d)	4.83%	05/16/39	21,711
200,136	Series 2009-12, Class IE, IO	5.50%	03/01/39	35,806
30,249	Series 2009-65, Class NJ, IO	5.50%	07/01/39	880
131,593	Series 2009-79, Class PZ	6.00%	09/01/39	174,862
715,000	Series 2010-61, Class KE	5.00%	05/01/40	891,115
107,704	Series 2011-131, Class EI, IO	4.50%	08/01/39	1,293
436,359	Series 2013-104, Class YS, IO, 1 Mo. LIBOR x -1 + 6.15% (d)	4.48%	07/16/43	81,765
7,697,995	Series 2015-158, Class KS, IO, 1 Mo. LIBOR x -1 + 6.25% (d)	4.59%	11/20/45	1,513,900
72,114	Series 2016-139, Class MZ	1.50%	07/01/45	62,587
144,415	Series 2017-4, Class CZ	3.00%	01/01/47	156,078
111,287	Series 2017-H18, Class DZ (f)	4.59%	09/01/67	141,344
				20,056,779

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities – 8.2%
	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
$19,961,035	Series K087, Class X1, IO (c)	0.51%	12/01/28	$609,794
	Government National Mortgage Association
218,000	Series 2013-57, Class D (f)	2.35%	06/01/46	216,377
4,738,336	Series 2016-11, Class IO (f)	0.90%	01/01/56	289,383
7,850,494	Series 2016-143, Class IO	0.96%	10/01/56	611,870
11,594,124	Series 2016-166, Class IO (f)	1.09%	04/01/58	926,614
17,060,377	Series 2017-126, Class IO (c)	0.80%	08/01/59	1,227,272
17,204,551	Series 2017-7, Class IO (f)	0.97%	12/01/58	1,267,055
				5,148,365
	Pass-through Security – 7.2%
	Federal Home Loan Mortgage Corp.
173,497	Pool A94738	4.50%	11/01/40	183,721
528,278	Pool K36017	5.00%	09/01/47	557,804
897,893	Pool U99176	4.00%	12/01/47	965,047
	Federal National Mortgage Association
4,471	Pool 535919	6.50%	05/01/21	4,957
749,429	Pool 831145	6.00%	12/01/35	862,006
634,505	Pool 843971	6.00%	11/01/35	724,927
1,144,533	Pool AB5688	3.50%	07/01/37	1,207,701
				4,506,163
	Total U.S. Government Agency Mortgage-Backed Securities			29,711,307
	(Cost $29,689,533)
ASSET-BACKED SECURITIES – 1.1%
	Green Tree Financial Corp.
43,113	Series 1998-4, Class A7	6.87%	04/01/30	44,955
	Mid-State Capital Corp. Trust
288,912	Series 2004-1, Class M1	6.50%	08/01/37	312,416
318,863	Series 2005-1, Class A	5.75%	01/01/40	349,263
	Total Asset-Backed Securities			706,634
	(Cost $654,072)

Total Investments – 97.7%	61,555,287
(Cost $61,644,760) (g)
Net Other Assets and Liabilities – 2.3%	1,433,274
Net Assets – 100.0%	$62,988,561
Futures Contracts:
Futures Contracts	Position	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. Treasury Long Bond Futures	Short	5	Mar 2020	$ (817,656)	$(7,094)
U.S. Treasury CME Ultra Long Term Bond Futures	Short	5	Mar 2020	(968,438)	(2,156)
Total Futures Contracts				$(1,786,094)	$(9,250)

(a)	Floating or variable rate security.

First Trust Mortgage Income Fund (FMY)
Portfolio of Investments (Continued)
January 31, 2020 (Unaudited)
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2020, securities noted as such amounted to $15,000,838 or 23.8% of net assets.
(c)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(d)	Inverse floating rate security.
(e)	Zero coupon security.
(f)	Weighted Average Coupon security. Coupon is based on the blended interest rate of the underlying holdings, which may have different coupons. The coupon may change in any period.
(g)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of January 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $2,705,997 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $2,804,720. The net unrealized depreciation was $98,723. The amounts presented are inclusive of derivative contracts.

IO	Interest-Only Security - Principal amount shown represents par value on which interest payments are based.
LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2020 is as follows:
ASSETS TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mortgage-Backed Securities	$ 31,137,346	$ —	$ 31,137,346	$ —
U.S. Government Agency Mortgage-Backed Securities	29,711,307	—	29,711,307	—
Asset-Backed Securities	706,634	—	706,634	—
Total Investments	$ 61,555,287	$—	$ 61,555,287	$—
LIABILITIES TABLE
	Total Value at 1/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$ (9,250)	$ (9,250)	$ —	$ —